DUNHAM FUNDS

Dunham Monthly Distribution Fund

Class C (DCMDX)

Supplement dated April 20, 2022
to the Statutory Prospectus (the “Prospectus”) dated March 1, 2022

This Supplement updates and supersedes any contrary information contained in the Prospectus.

Effective immediately, the reference to the ticker symbol of Class C of the Dunham Monthly Distribution Fund on the cover of the Prospectus is deleted in its entirety and replaced with the following:

DCMDX

If you have any questions, please contact the Dunham Funds at (888) 3DUNHAM (338-6426).

Investors Should Retain This Supplement For Future Reference